Basis of Presentation and General Information (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Percentage of charter revenue	78.70%	24.00%	11.60%
Glencore Grain B.V. [Member]
Percentage of charter revenue	30.90%	24.00%
MLE Logistics & Chartering Corp. [Member]
Percentage of charter revenue	22.40%
Louis Dreyfus Commodities [Member]
Percentage of charter revenue	15.00%
Trafigura [Member]
Percentage of charter revenue	10.40%
Cargill International S.A. [Member]
Percentage of charter revenue			11.60%